Goodwill and Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Other Intangible Assets, Net [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET

NOTE 8:- GOODWILL AND OTHER INTANGIBLE ASSETS, NET

A.	Other Intangible Assets:

Intangible assets are amortized based on the straight-line method for their remaining useful life.

	Distribution rights	Customers’ relationship	Non-competition	Total
Balance as of January 1 and December 31, 2023	696	239	143	1,078
Changes during 2024
Acquisition during 2024
Amortization	(85)	(35)	(70)	(190)
Impairment of Intangible Assets	(189)	(204)	(73)	(466)
Balance as of January 1 and December 31, 2024	422	-	-	422
Changes during 2025
Acquisition during 2025	-	-	-	-
Amortization during 2025	(61)	-	-	(61)
Balance as of December 31, 2025 (*)	$361	-	-	$361

B.

1. Amortization expenses amounted to $61, $190 and $168 for the years ended December 31, 2025, 2024 and 2023, respectively.

2. For the year ended December 31, 2025, no impairment losses were identified with respect to intangible asset

During 2024, the Company recognized an impairment in the amount of $189 regarding the remaining balance of suppliers’ relationships related to the 2023 Proteus acquisition (see Notes 3a and 2i) and an amount of $277 regarding the remaining balance of customers’ relationships and Non-competition related to the 2022 Dagesh acquisition (see Note 2i).

C.	The changes in the carrying amount of goodwill for the years ended December 31, 2025, and 2024 are as follows:

Goodwill
Balance as of January 1 and December 31, 2023	4,895
Changes during 2024
Acquisition during 2024	-
Impairment of Goodwill (See Note 2j)	(707)
Balance as of January 1 and December 31, 2024	4,188
Changes during 2025
Acquisition during 2025	-
Impairment of Goodwill (See Note 2j)	(1,200)
Balance as of December 31, 2025 (*)	$2,988

(*)	As of December 31, 2025, the entire remaining balance of goodwill relates to the RFID segment (see Note 16)